UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2001

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matador Capital Management
Address:  200 First Avenue North
          Ste 2001
          St. Peterburg, FL 33701

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karla Requeno
Title:    Acct. Rep.
Phone:    212 251-3105

Signature, Place, and Date of Signing:

/s/ Karla Requeno     New York, NY      3/8/01
-----------------     -------------     ------
[Signature]           [City, State]     [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total (thousands): $

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     NONE

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                                                    Form 13F INFORMATION TABLE

 COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
-----------         --------------  ---------  ------------ -----------------------  ----------  --------  -------------------------
                                                                                                               VOTING AUTHORITY
                                                  VALUE       SHRS OR     SH/  PUT/  INVESTMENT   OTHER    -------------------------
 NAME OF ISSUER     TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-----------------   --------------  ---------  ------------ ------------  ---  ----  ----------  --------  -------  -------  -------
ALLOY ONLINE                OTC EQ  019855105  $  777,438.00      88,850   X                     EVER       88,850
BELL & HOWELL HOLDINGS CO   COMMON  077852101  $2,818,750.00     125,000   X                     EVER      125,000
A H BELO CORP SER A--W/RTS  COMMON  080555105  $1,235,250.00      75,000   X                     EVER       75,000
BURLINGTON RESOURCES INC    COMMON  122014103  $4,667,425.00     104,300   X                     EVER      104,300
CENDANT CORP                COMMON  151313103  $2,918,000.00     200,000   X                     EVER      200,000
CDI CORP                    COMMON  125071100  $1,056,900.00      81,300   X                     EVER       81,300
CAREMARK RX INC             COMMON  141705103  $  652,000.00      50,000   X                     EVER       50,000
CASELLA WASTE SYSTEMS INC   OTC EQ  147448104  $2,288,000.00     256,000   X                     EVER      256,000
DATATRAK INTL INC           OTC EQ  238134100  $  288,488.00     109,900   X                     EVER      109,900
***DENBURY RESOURCES INC N  COMMON  247916208  $2,316,600.00     286,000   X                     EVER      286,000
EDUCATION MANAGEMENT CORP   OTC EQ  28139T101  $1,960,763.00      60,100   X                     EVER       60,100
ENVIROGEN INC-NEW           OTC EQ  294040308  $   32,938.00      31,000   X                     EVER       31,000
HEALTHSOUTH CORP            COMMON  421924101  $1,160,100.00      90,000   X                     EVER       90,000
HERLEY INDUSTRIES INC       OTC EQ  427398102  $  214,688.00      15,000   X                     EVER       15,000
HARSCO CORP                 COMMON  415864107  $  496,328.00      20,250   X                     EVER       20,250
INFORMATICA CORPORATION     OTC EQ  45666Q102  $  459,281.00      34,500   X                     EVER       32,900
INTRANET SOLUTIONS INC NEW  OTC EQ  460939309  $1,153,787.00      48,200   X                     EVER       45,300
INTUITIVE SURGICAL INC      OTC EQ  46120E107  $  375,375.00      77,000   X                     EVER       73,400
AT&T CORP LIBERTY MEDIA GR  COMMON  001957208  $2,579,500.00     184,250   X                     EVER      184,250
LODGENET ENTERTAINMENT COR  OTC EQ  540211109  $4,092,806.00     279,850   X                     EVER      279,850
LINDSAY MANUFACTURING CO    COMMON  535555106  $  874,125.00      47,250   X                     EVER       47,250
NEW HORIZONS WORLDWIDE INC  OTC EQ  645526104  $2,950,000.00     200,000   X                     EVER      200,000
NTN COMMUNICATIONS INC NEW  COMMON  629410309  $   52,000.00     100,000   X                     EVER      100,000
OFFICE DEPOT INC            COMMON  676220106  $  962,500.00     110,000   X                     EVER      110,000
POLYVISION CORP             COMMON  731805107  $   89,250.00      85,000   X                     EVER       85,000
CATALINA MARKETING CORP     COMMON  148867104  $1,151,350.00      35,350   X                     EVER       35,350
PREDICTIVE SYS INC          OTC EQ  74036W102  $   42,656.00      21,000   X                     EVER       21,000
PROGRAMMERS PARADISE INC    OTC EQ  743205106  $1,823,600.00     455,900   X                     EVER      455,900
QUINTILES TRANSNATIONAL CO  OTC EQ  748767100  $  471,875.00      25,000   X                     EVER       25,000
REPUBLIC SERVICES INC       COMMON  760759100  $4,218,750.00     225,000   X                     EVER      225,000
SURVIVALINK CORP            OTC EQ  869032102  $      105.00     105,000   X                     EVER      105,000
SUNRISE TECHNOLOGIES INC    OTC EQ  86769L103  $   93,187.00      49,700   X                     EVER       44,550
AT&T CORP                   COMMON  001957109  $1,704,000.00      80,000   X                     EVER       80,000
TECH SQUARED INC ESCROW     OTC EQ  878302991  $      722.00     722,000   X                     EVER      722,000
THERMO ELECTRON CORP        COMMON  883556102  $  267,512.00      11,900   X                     EVER       11,900
TECHNITROL INC              COMMON  878555101  $1,737,322.00      69,800   X                     EVER       69,800
TOYS R US INC               COMMON  892335100  $2,510,000.00     100,000   X                     EVER      100,000
TRIBUNE CO NEW              COMMON  896047107  $3,259,200.00      80,000   X                     EVER       80,000
TETRA TECHNOLOGIES INC - D  COMMON  88162F105  $2,535,300.00     125,200   X                     EVER      125,200
WASTE CONNECTIONS INC       OTC EQ  941053100  $2,876,928.00      99,850   X                     EVER       99,850
WORLDCOM INC GA NEW         OTC EQ  98157D106  $  897,000.00      48,000   X                     EVER       48,000
WASTE MANAGEMENT INC NEW    COMMON  94106L109  $4,754,750.00     192,500   X                     EVER      192,500
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